Employee benefits: variable compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Equity Participation And Other Compensation Plans Tables [Line Items]
Disclosure of compensation-related personnel expenses [text block]

Variable compensation
Expenses recognized in 2024 Expenses deferred to 2025 and later 1
USD m
Related to the
2024
performance
year
Related to prior
performance
years Total
Related to the
2024
performance
year
Related to prior
performance
years Total
Non-deferred cash 3,290 (83) 3,206 0 0 0
Deferred compensation awards 563 687 1,250 813 853 1,666
of which: Equity Ownership Plan 180 279 458 280 214 493
of which: Deferred Contingent Capital Plan 197 290 487 336 515 851
of which: Long-Term Incentive Plan 161 76 237 166 100 266
of which: Fund Ownership Plan 26 42 68 32 25 56
Variable compensation – performance awards 3,853 603 4,456 813 853 1,666
Variable compensation – financial advisors
2
4,485 808 5,293 1,028 3,639 4,667
of which: non-deferred cash 4,125 (1) 4,124 0 0 0
of which: deferred share-based awards 123 96 219 130 232 362 of which: deferred cash-based awards 203 239 443 476 1,176 1,652 of which: compensation commitments with recruited financial

advisors
33 474 507 422 2,231 2,653
Variable compensation – other
3
539 583 1,121 229 465 694
Total variable compensation 8,876 1,994 10,870
4
2,070 4,957 7,027
1 Estimate as of 31 December 2024. Actual amounts to be expensed in future periods may vary; e.g. due to forfeiture of awards

.

2 Financial advisor compensation consists of cash compensation, determined using a formulaic approach based

on production, and

deferred awards. It

also includes expenses related

to compensation commitments

with financial advisors

entered into at the

time of recruitment that

are subject to
vesting requirements.

3 Consists

of existing deferred

awards and

retention awards

granted to

Credit Suisse

employees as

well as

replacement payments,

forfeiture credits,

severance payments,

retention plan
payments and

interest expense

related to

the Deferred

Contingent Capital

Plan.

4 Includes

USD
1,128
m in

expenses related

to share-based

compensation (performance

awards: USD
695
m; other

variable
compensation: USD 213
m; financial advisor

compensation: USD
219
m). A further

USD
134
m in expenses

related to share-based

compensation was recognized

within other expense

categories included in

Note 7
(salaries: USD 2
m related to

role-based allowances;

social security: USD
100
m; other personnel

expenses: USD
32
m related to

the Equity Plus

Plan). Total

personnel expense related

to share-based equity-settled
compensation excluding social security was USD 1,118 m.

Variable compensation (continued)
Expenses recognized in 2023 Expenses deferred to 2024 and later
1
USD m
Related to the
2023
performance
year
Related to prior
performance
years Total
Related to the
2023
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,859 (52) 2,807 0 0 0
Deferred compensation awards 523 656 1,179 777 757 1,534
of which: Equity Ownership Plan 155 330 485 263 245 509
of which: Deferred Contingent Capital Plan 180 241 421 312 451 763
of which: Long-Term Incentive Plan 164 40 204 160 34 193
of which: Fund Ownership Plan 24 46 69 41 27 68
Variable compensation – performance awards 3,382 604 3,986 777 757 1,534
Variable compensation – financial advisors
2
3,761 788 4,549 1,236 3,300 4,536
of which: non-deferred cash 3,440 (4) 3,436 0 0 0
of which: deferred share-based awards 110 87 197 113 209 321 of which: deferred cash-based awards 169 245 414 301 1,029 1,331 of which: compensation commitments with recruited financial

advisors
42 459 502 822 2,062 2,884
Variable compensation – other 3 784 526 1,310 384 583 968
Total variable compensation 7,927 1,918 9,845
4
2,398 4,640 7,037
1 Estimate as of 31 December 2023. Actual

amounts expensed may vary; e.g.

due to forfeiture of awards.

2 Financial advisor compensation consists of cash compensation,

determined using a formulaic approach
based on production,

and deferred awards.

It also includes

expenses related to

compensation commitments with

financial advisors entered

into at the

time of recruitment

that are subject

to vesting requirements.

3 Consists of existing deferred awards and retention awards granted to Credit Suisse employees, as well as replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the

Deferred Contingent Capital

Plan.

4 Includes USD
1,094
m in expenses

related to share-based

compensation (performance awards:

USD
689
m; other variable

compensation: USD
208 m; financial
advisor compensation: USD 197 m). A further USD 169
m in expenses related to share-based compensation was recognized within other expense categories included in Note 7 (salaries: USD
4 m related to role-based
allowances; social security: USD 137 m; other personnel expenses: USD 27
m related to the Equity Plus Plan). Total personnel expense

related to share-based equity-settled compensation excluding social security was
USD 1,087 m.

Variable compensation (continued)
Expenses recognized in 2022 Expenses deferred to 2023 and later
1
USD m
Related to the
2022
performance
year
Related to prior
performance
years Total
Related to the
2022
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,276 (16) 2,260 0 0 0
Deferred compensation awards 364 581 945 605 754 1,359
of which: Equity Ownership Plan 202 235 437 310 250 560
of which: Deferred Contingent Capital Plan 129 219 349 245 408 654
of which: Long-Term Incentive Plan 11 32 43 30 42 71
of which: Fund Ownership Plan 21 95 116 20 54 74
Variable compensation – performance awards 2,640 566 3,205 605 754 1,359
Variable compensation – financial advisors
2
3,799 709 4,508 1,290 2,652 3,942
of which: non-deferred cash 3,481 0 3,481 0 0 0
of which: deferred share-based awards 104 62 166 122 180 302 of which: deferred cash-based awards 185 215 400 588 636 1,224 of which: compensation commitments with recruited financial

advisors
29 432 461 580 1,836 2,416
Variable compensation – other
3
169 71 241 237 193 430
Total variable compensation 6,608 1,346 7,954
4
2,131 3,599 5,731
1 Estimate as of 31 December 2022. Actual

amounts expensed may vary; e.g.

due to forfeiture of awards.

2 Financial advisor compensation consists of cash

compensation, determined using a formulaic approach
based on production,

and deferred awards.

It also includes

expenses related to

compensation commitments with

financial advisors entered

into at the

time of recruitment

that are subject

to vesting requirements.

3 Consists of replacement payments, forfeiture credits, severance payments,

retention plan payments and interest expense related to the Deferred Contingent Capital Plan.

4 Includes USD
703 m in expenses related
to share-based

compensation (performance

awards:

USD
480
m; other

variable

compensation: USD
56
m; financial

advisor compensation:

USD
166
m).

A further

USD
88
m in

expenses related

to share-based
compensation was recognized

within other expense

categories included in Note

7 (salaries: USD
4
m related to role-based

allowances; social security:

USD
61
m; other personnel expenses:

USD
23 m related to the
Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD
716 m.

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]

Movements in outstanding share-based compensation

awards
Number of shares
2024
Weighted average
grant date fair value
(USD)
Number of shares
2023
Weighted average
grant date fair value
(USD)
Outstanding, at the beginning of the year 198,908,588 17 181,907,200 15
Share obligations assumed at merger date 0 0 14,535,612 20
Awarded during the year 65,433,201 26 63,907,823 20
Distributed during the year (64,234,191) 17 (54,365,846) 14
Forfeited during the year (6,385,261) 20 (7,076,202) 18
Outstanding, at the end of the year 193,722,338 20 198,908,588 17 of which: shares vested for accounting purposes 109,644,250 102,697,819